Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following summarizes the relationship between our CEO, and our other NEO’s total compensation paid, and our financial performance for the years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our NEO other than our CEO are referred to as our “Non-PEO NEO”):

	Summary Compensation Table Total for PEO(2)		Compensation Actually Paid to PEO(3)		Average Summary Compensation Table Total for Non-PEO NEO(2)	Average Compensation Actually Paid to Non-PEO NEO(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss(5) (in thousands)
Year(1)	Current PEO	Former PEO	Current PEO	Former PEO
2025	$1,972,391	$1,202,414	$1,598,796	$340,756	$687,739	$586,572	$32	$(21,482)
2024	N/A	$3,276,449	N/A	$2,464,284	$1,090,487	$971,305	$28	$(9,470)
2023	N/A	$1,422,327	N/A	$1,328,674	$713,376	$602,077	$172	$(23,330)
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(1)Kurt L. Kalbfleisch became our CEO November 5, 2025 and was previously Acting CEO since January 31, 2025. Patricia Trompeter was our CEO for January 2025 and during the fiscal years ended December 31, 2024 and 2023. During the fiscal year ended December 31, 2025, our Non-PEO NEO was Tiah Reppas. During the fiscal years ended December 31, 2024 and 2023, our Non-PEO NEO was Kurt L. Kalbfleisch.
(2)See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO and our Non-PEO NEO for each fiscal year covered in the table. The total compensation for our CEO and the compensation for our Non-PEO NEO for 2023 was calculated from the Summary Compensation Table as disclosed in our proxy statement filed with the Securities and Exchange Commission in calendar year 2024.
(3)Reflects “compensation actually paid” (“CAP”) to each of our NEOs (including for purposes of this table, former NEOs who are included in our Non-PEO NEO group for the applicable year).

	2025			2024		2023
	Current PEO ($)	Former PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	1,972,391	1,202,414	687,739	3,276,449	1,090,487	1,422,327	713,376
Reported Grant Date Value of Equity Awards	(1,034,238)	(917,240)	(291,560)	(2,178,850)	(294,425)	(400,455)	(227,589)
Year-End Fair Value of Equity Awards Granted During the Year	260,400	—	167,400	354,075	55,324	—	—
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(15,150)	—	—	(89,215)	(44,204)	95,969	24,693
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	446,263	80,014	22,993	1,153,619	201,663	152,905	86,898
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(30,870)	(24,432)	—	(51,794)	(37,540)	57,928	4,699
Compensation Actually Paid	1,598,796	340,756	586,572	2,464,284	971,305	1,328,674	602,077
(4)Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in the Company’s common shares on the last trading day of the year. TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the fiscal year, by the Company’s common share price at the beginning of the measurement period.
(5)Represents the net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote	Patricia Trompeter was our CEO for January 2025 and during the fiscal years ended December 31, 2024 and 2023. During the fiscal year ended December 31, 2025, our Non-PEO NEO was Tiah Reppas. During the fiscal years ended December 31, 2024 and 2023, our Non-PEO NEO was Kurt L. Kalbfleisch.
(2)See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO and our Non-PEO NEO for each fiscal year covered in the table. The total compensation for our CEO and the compensation for our Non-PEO NEO for 2023 was calculated from the Summary Compensation Table as disclosed in our proxy statement filed with the Securities and Exchange Commission in calendar year 2024.

PEO Total Compensation Amount	$ 1,202,414	$ 1,972,391	$ 3,276,449	$ 1,422,327
PEO Actually Paid Compensation Amount	340,756	$ 1,598,796	2,464,284	1,328,674
Adjustment To PEO Compensation, Footnote	Reflects “compensation actually paid” (“CAP”) to each of our NEOs (including for purposes of this table, former NEOs who are included in our Non-PEO NEO group for the applicable year).

	2025			2024		2023
	Current PEO ($)	Former PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	1,972,391	1,202,414	687,739	3,276,449	1,090,487	1,422,327	713,376
Reported Grant Date Value of Equity Awards	(1,034,238)	(917,240)	(291,560)	(2,178,850)	(294,425)	(400,455)	(227,589)
Year-End Fair Value of Equity Awards Granted During the Year	260,400	—	167,400	354,075	55,324	—	—
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(15,150)	—	—	(89,215)	(44,204)	95,969	24,693
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	446,263	80,014	22,993	1,153,619	201,663	152,905	86,898
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(30,870)	(24,432)	—	(51,794)	(37,540)	57,928	4,699
Compensation Actually Paid	1,598,796	340,756	586,572	2,464,284	971,305	1,328,674	602,077

Non-PEO NEO Average Total Compensation Amount		$ 687,739	1,090,487	713,376
Non-PEO NEO Average Compensation Actually Paid Amount		$ 586,572	971,305	602,077
Adjustment to Non-PEO NEO Compensation Footnote	Reflects “compensation actually paid” (“CAP”) to each of our NEOs (including for purposes of this table, former NEOs who are included in our Non-PEO NEO group for the applicable year).

	2025			2024		2023
	Current PEO ($)	Former PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	1,972,391	1,202,414	687,739	3,276,449	1,090,487	1,422,327	713,376
Reported Grant Date Value of Equity Awards	(1,034,238)	(917,240)	(291,560)	(2,178,850)	(294,425)	(400,455)	(227,589)
Year-End Fair Value of Equity Awards Granted During the Year	260,400	—	167,400	354,075	55,324	—	—
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(15,150)	—	—	(89,215)	(44,204)	95,969	24,693
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	446,263	80,014	22,993	1,153,619	201,663	152,905	86,898
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(30,870)	(24,432)	—	(51,794)	(37,540)	57,928	4,699
Compensation Actually Paid	1,598,796	340,756	586,572	2,464,284	971,305	1,328,674	602,077

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to the Company’s current PEO, former PEO, Non-PEO NEO, and the Company’s TSR over the fiscal three-year period from January 1, 2023 through December 31, 2025.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to the Company’s current PEO, former PEO, Non-PEO NEO, and the Company’s net loss over the fiscal three-year period from January 1, 2023 through December 31, 2025.
The graphical disclosures above reveal a decrease to Compensation Actually Paid to the current PEO, and Non-PEO NEO from 2024 to 2025. The decrease to Compensation Actually Paid was due to the Company’s CEO transition during 2025. In addition, the Company is an early-stage company that has had limited revenue during the periods presented, and has incurred operating losses since inception. Significant upward and downward shifts in Bitcoin pricing have also impacted the net loss. Consequently, we do not believe there is any meaningful relationship between our TSR and Compensation Actually Paid to our PEO and NEO during the periods presented, nor any meaningful relationship between our net loss and Compensation Actually Paid to our PEO and NEO during the periods presented.

Total Shareholder Return Amount		$ 32	28	172
Net Income (Loss)		$ (21,482,000)	$ (9,470,000)	(23,330,000)
PEO Name		(1)Kurt L. Kalbfleisch	Patricia Trompeter
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(917,240)	$ (1,034,238)	$ (2,178,850)	(400,455)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	260,400	354,075	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(15,150)	(89,215)	95,969
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,014	446,263	1,153,619	152,905
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,432)	(30,870)	(51,794)	57,928
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(291,560)	(294,425)	(227,589)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		167,400	55,324	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(44,204)	24,693
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		22,993	201,663	86,898
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (37,540)	$ 4,699